Vessel, net (Tables)	6 Months Ended
Mar. 31, 2019
Vessel, net [Abstract]
Vessel, Net
Vessel, net is analysed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, September 30, 2018	7,549,281	(478,877)	7,070,404
Period depreciation	—	(148,476)	(148,476)
Balance, March 31, 2019	7,549,281	(627,353)	6,921,928